Operating profit	12 Months Ended
Dec. 31, 2017
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Operating profit

3 Operating profit

Operating profit is stated after charging/(crediting) the following:

	Note	2017 £m	2016 £m	2015 £m
Staff costs
Wages and salaries		1,926	1,767	1,490
Social security costs		213	198	169
Pensions	6	95	111	58
Share based remuneration		39	38	34
Total staff costs		2,273	2,114	1,751
Depreciation and amortisation
Amortisation of acquired intangible assets	16	313	342	292
Share of joint ventures’ amortisation of acquired intangible assets		1	4	4
Amortisation of internally developed intangible assets	16	203	189	157
Depreciation of property, plant and equipment	18	69	68	71
Total depreciation and amortisation		586	603	524
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,631	2,488	2,129
Operating lease rentals expense		104	102	90
Operating lease rentals income		(3)	(6)	(5)

The amortisation of acquired intangible assets is included within administration and other expenses.